Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) (Parentheticals) - Subordinated notes payable, maturing May 2031 [member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Oct. 31, 2025
Statement Line Items [Line Items]
Principal amount	$ 75	$ 75	$ 75
Interest rate	5.38%	5.38%	5.38%
Maturity date	May 31, 2031	May 31, 2031	May 31, 2031